OTHER NON-CURRENT ASSETS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended
	Apr. 30, 2019 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2021	Jun. 30, 2021 USD ($)	Apr. 08, 2020
Additional information
Long-term receivables								¥ 13,723
Interest income		$ 258	¥ 1,726	¥ 1,948	$ 534	¥ 3,574	¥ 4,008
Dongyuan
Additional information
Annual interest rate of loan agreements								5.00%	5.00%
Outstanding principal										¥ 49,600
Interest receivable										5,033
Allowance upon deposit loans and interest receivable | $		$ 0			$ 0							$ 0
Hebi School
Additional information
Ownership (as a percent)	51.00%												51.00%
Long-term Deposit	¥ 40,000								¥ 40,000	¥ 40,000
Interest on security deposit, percentage	10
Interest On Security Deposit, Value						¥ 11,644
Hebi Ambow Ruiheng Education Technology Co., Ltd. ("Ruiheng") [Member]
Additional information
Ownership (as a percent)											70.63%